CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock, shares outstanding	0	0
Common unit no par value			$ 0
Common units Issued		1,013,197	1,013,196
Common units ouststanding		982,800	982,800
Common stock, shares issued	68,492,482
Common stock, shares outstanding	56,904,982
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	9,926,658	0
Common stock, shares outstanding	8,339,158	0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	8,000,000	8,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class AA Common Unit [Member]
Common unit no par value		$ 0
Common units Issued		903,079	903,079
Common units ouststanding		903,079	903,079
Class AAA Common Unit [Member]
Common unit no par value		$ 0
Common units Issued		60,000	60,000
Common units ouststanding		60,000	60,000
Class AAAA Common Unit [Member]
Common unit no par value		$ 0	$ 0
Common units Issued		33,397	33,396
Common units ouststanding		3,000	3,000
Class V Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,565,824	0
Common stock, shares outstanding	48,565,824	0
Class A
Common stock, no par value	$ 0	$ 0
Common unit no par value		$ 0
Common units Issued		16,721	16,721
Common units ouststanding		16,721	16,721
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800
Class AA Units
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800
Class AAA Units
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800
Class AAAA Units
Common stock, no par value	$ 0	$ 0
Common units ouststanding		3,000	3,000
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800